Events after the reporting date	12 Months Ended
Dec. 31, 2023
Disclosure Of Events After Reporting Period [Abstract]
Events after the reporting date	Events after the reporting date
The Company has evaluated, for potential recognition and disclosure, events that occurred prior to the date at which the consolidated financial statements were available to be authorized for issuance. There were no material subsequent events.